Dividends on Ordinary Capital (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Dividends on Ordinary Capital

Dividends on ordinary capital during the year	€ million 2018	€ million 2017	€ million 2016
NV dividends	(2,262)	(2,154)	(1,974)
PLC dividends	(1,819)	(1,762)	(1,626)

	(4,081)	(3,916)	(3,600)